LORD ABBETT INVESTMENT TRUST

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Supplement dated December 8, 2010 to the

Prospectus dated April 1, 2010

The following replaces the corresponding subsection titled “High Yield Fund – Investment Adviser – Portfolio Managers” on page 67 of the prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Portfolio Manager	2010
Christopher J. Towle, Partner and Director	1998

The following replaces the corresponding subsections titled “Income Fund – Investment Adviser – Portfolio Managers” on page 75 and “Short Duration Income Fund – Investment Adviser – Portfolio Managers” on page 83 of the prospectus:

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Robert A. Lee, Partner and Director	1998
Andrew H. O’Brien, Partner and Portfolio Manager	1998

The following replaces the corresponding subsection titled “Management and Organization of the Funds – High Yield Fund” on page 169 of the prospectus:

High Yield Fund. The team is headed by Steven F. Rocco, Portfolio Manager. Mr. Rocco has been with Lord Abbett since 2004 and has been a member of the team since 2010. Christopher J. Towle, Partner and Director, is a senior member of the team. He has been with Lord Abbett since 1987 and has been a member of the team since 1998. Messrs. Rocco and Towle are jointly and primarily responsible for the day-to-day management of the Fund.

The following replaces the corresponding subsection titled “Management and Organization of the Funds – Income Fund and Short Duration Income Fund” on page 169 of the prospectus:

Income Fund and Short Duration Income Fund. Each Fund’s team is headed by Robert A. Lee, Partner and Director. Mr. Lee joined Lord Abbett in 1997 and has been a member of each Fund’s team since 1998. Assisting Mr. Lee is Andrew H. O’Brien, Partner and Portfolio Manager. Mr. O’Brien joined Lord Abbett in 1998 and has been a member of each Fund’s team since 1998. Messrs. Lee and O’Brien are jointly and primarily responsible for the day-to-day management of each Fund.

Please retain this document for your future reference.